28. SHARE-BASED COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2018
Sharebased Compensation Plans Information Abstract
Schedule of movement in number of stock options outstanding and weighted average exercise price

The change in number of stock options outstanding and their weighted average exercise price were as follows:

	Time vesting option plans		Performance vesting option plans
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at December 31, 2016 and January 1, 2017	2,677,019	$24.54	1,303,733	$20.16
Granted	—		—
Forfeited	(15,507)		(17,638)
Exercised (Note 25)	(3,150)		(3,850)
Exchanged	805,835		(805,835)
Expired	—		—
Outstanding at December 31, 2017 and January 1, 2018	3,464,197	$24.85	476,410	$11.07
Granted	3,692,372		—
Forfeited	(2,650)		—
Exercised (Note 25)	(51,055)		(44,308)
Expired	—		—
Outstanding at December 31, 2018	7,102,864	$25.56	432,102	$11.07

Schedule of movement in the number of restricted share units outstanding	The movement in the number of restricted share units outstanding was as follows:
Outstanding, January 1, 2018	—
Granted	200,000
Outstanding, December 31, 2018	200,000

Schedule of quantity of stock options exercisable and weighted average remaining life

There were no restricted share units in 2017.

The quantity of stock options that are exercisable and the weighted average remaining life were as follows:

As at December 31,	2018	2017
Time vesting option plans	3,689,117	2,612,679
Performance vesting option plans	432,102	476,413
Weighted average remaining life	7 years	4 years

Schedule of share-based compensation expense	The share-based compensation expense included in the consolidated statements of (loss) income was as follows:
Years ended December 31,	2018	2017	2016
Operating expenses	$29,505	$2,856	$5,770

Schedule of weighted-average assumptions used to determine share-based compensation expense using Black-Scholes option pricing model

The weighted average assumptions used to determine the share-based compensation expense for stock options using the Black-Scholes option pricing model were as follows:

	2018	2017	2016
Dividend yield	—%	—%	—%
Expected volatility	31.7%	24.6%	24.6%
Risk-free interest rate	2.94%	1.83%	1.83%
Expected life (years)	10	10	10